Average Annual Total Returns			12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
		Sep. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			13.36%	10.26%		9.88%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.23%	9.47%		8.93%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.74%	8.06%		7.86%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.31%	10.30%	11.81%
Performance Inception Date	[2]	Dec. 01, 2020
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.49%	10.43%	11.94%
Performance Inception Date	[2]	Dec. 01, 2020
FPA Queens Road Value Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.05%	11.26%		11.39%
FPA Queens Road Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.36%	9.84%		10.02%
FPA Queens Road Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.08%	8.72%		9.07%
Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	10.53%	14.29%
Russell 2000 Value Index
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%	8.37%	9.27%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
S&P 500 Value Index
Prospectus [Line Items]
Average Annual Return, Percent			13.19%	12.96%		11.73%

[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
[2]	Advisor Class and Institutional Class shares commenced operations on December 1, 2020.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).